Description Of Business And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Description Of Business And Basis Of Presentation [Abstract]
Description Of Business And Basis Of Presentation
1.	Description of Business and Basis of Presentation

DCP Midstream Partners, LP, with its consolidated subsidiaries, or us, we or our, is engaged in the business of gathering, compressing, treating, processing, transporting, storing and selling natural gas; and producing, fractionating, transporting, storing and selling NGLs and condensate.

We are a Delaware limited partnership that was formed in August 2005. We completed our initial public offering on December 7, 2005. Our partnership includes: our natural gas services business (which includes our Northern Louisiana system; our Southern Oklahoma system; our 40% limited liability company interest in Discovery Producer Services LLC, or Discovery; our Wyoming system; a 75% interest in Collbran Valley Gas Gathering, LLC, or Collbran or our Colorado system (of which 5% was acquired in February 2010); our 50.1% interest in DCP East Texas Holdings, LLC, or our East Texas system (of which 25.1% was acquired in April 2009); our Michigan system (a portion of which was acquired November 2009); DCP Southeast Texas Holdings, GP, or our Southeast Texas system (of which 33.33% and 66.67% was acquired in January 2011 and March 2012, respectively); our NGL logistics business (which includes Marysville Hydrocarbons Holdings, LLC, or Marysville, acquired in December 2010, the Wattenberg pipeline acquired in January 2010 and our 100% interest in the Black Lake Pipeline Company, or Black Lake, 55% of which was acquired in July 2010, comprised of: (1) a 5% interest acquired from DCP Midstream, LLC, in a transaction among entities under common control, and (2) an additional 50% interest acquired from an affiliate of BP PLC; and the DJ Basin NGL Fractionators acquired in March 2011); and our wholesale propane logistics business (which includes Atlantic Energy acquired in July 2010).

Our operations and activities are managed by our general partner, DCP Midstream GP, LP, which in turn is managed by its general partner, DCP Midstream GP, LLC, which we refer to as the General Partner, and is wholly-owned by DCP Midstream, LLC. DCP Midstream, LLC and its subsidiaries and affiliates, collectively referred to as DCP Midstream, LLC, is owned 50% by Spectra Energy Corp, or Spectra Energy, and 50% by ConocoPhillips. DCP Midstream, LLC directs our business operations through its ownership and control of the General Partner. DCP Midstream, LLC and its affiliates' employees provide administrative support to us and operate most of our assets. DCP Midstream, LLC owns approximately 27% of us. Transactions between us and other DCP Midstream, LLC operations have been identified in the consolidated financial statements as transactions between affiliates.

The consolidated financial statements include the accounts of the Partnership and all majority-owned subsidiaries where we have the ability to exercise control and undivided interests in jointly owned assets. Investments in greater than 20% owned affiliates that are not variable interest entities and where we do not have the ability to exercise control, and investments in less than 20% owned affiliates where we have the ability to exercise significant influence, are accounted for using the equity method. All intercompany balances and transactions have been eliminated.

Our predecessor operations consist of our 25.1% limited liability company interest in East Texas, which we acquired from DCP Midstream, LLC in April 2009, our initial 33.33% interest in Southeast Texas, which we acquired from DCP Midstream, LLC in January 2011, and the remaining 66.67% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business, which we acquired from DCP Midstream, LLC in March 2012. Prior to our acquisition of the remaining 66.67% interest in Southeast Texas, we accounted for our initial 33.33% interest as an unconsolidated affiliate using the equity method. Subsequent to this transaction, we own 100% of Southeast Texas which we account for as a consolidated subsidiary. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method. Accordingly, our consolidated financial statements include the historical results of our 25.1% interest in East Texas, 100% interest in Southeast Texas and the natural gas commodity derivatives associated with the storage business for all periods presented. We recognize transfers of net assets between entities under common control at DCP Midstream, LLC's basis in the net assets contributed. The amount of the purchase price in excess or deficit of DCP Midstream, LLC's basis in the net assets is recognized as a reduction of or an addition to partners' equity. The financial statements of our predecessor have been prepared from the separate records maintained by DCP Midstream, LLC and may not necessarily be indicative of the conditions that would have existed or the results of operations if our predecessor had been operated as an unaffiliated entity.

The results of operations for acquisitions accounted for as business combinations have been included in the consolidated financial statements since their respective acquisition dates and we have retrospectively adjusted the December 31, 2010 consolidated balance sheet for changes in our purchase price allocation for our December 30, 2010 acquisition of Marysville.